Income Tax (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Apr. 30, 2011
Deferred income tax benefit/(expense)	$ 15,373	$ 20,147	$ (35,522)	$ (2)
Deferred Tax Assets, Valuation Allowance	43,955	41,817	29,291	41,817	6,086
Valuation allowance for future tax assets	(43,955)	(41,817)	(29,291)	(41,817)	(6,086)
Operating Loss Carryforwards	70,459
Non-deductible share issuance expense	16,300
Australia [Member]
Operating Loss Carryforwards	63,113
Capital Loss Canada [Member]
Operating Loss Carryforwards	$ 40,291